Segmental and Geographical Information - Additional Information (Details)		3 Months Ended	12 Months Ended
	Sep. 30, 2019 Segment	Dec. 31, 2019 Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable operating segments | Segment	1	3
Number of operating segments | Segment		3
Revenue | $			$ 1,021,037,000	$ 602,384,000	$ 385,966,000
United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue | $				$ 619,326,000	$ 492,495,000	$ 335,345,000